Net Loss per Share	12 Months Ended
Dec. 31, 2023
Net Loss Per Share
Net Loss Per Share
18.	Net Loss per Share
For the years ended December 31, 2021, 2022 and 2023, the Company had potential ordinary shares, including share options, RSUs granted, and ordinary shares issuable upon the conversion of the April 2026 Notes, 2027 Notes and December 2026 Notes, where applicable. As the Group incurred losses for the years ended December 31, 2021, 2022 and 2023, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share.
For the year ended December 31, 2021, the numbers of share options and the number of ordinary shares issuable upon the conversion of the April 2026 Notes, 2027 Notes and December 2026 Notes, which were anti-dilutive and excluded from the computation of diluted net loss per share, were 13,249,083 shares, 18,706,486 shares, 19,641,274 shares and 17,027,040 shares, respectively.
For the year ended December 31, 2022, the numbers of share options, RSUs and the number of ordinary shares issuable upon the conversion of the April 2026 Notes, 2027 Notes and December 2026 Notes, which were anti-dilutive and excluded from the computation of diluted net loss per share, were 2,069,570 shares, nil, 17,347,721 shares, 19,382,489 shares and 14,466,365 shares, respectively.
For the year ended December 31, 2023, the numbers of share options, RSUs and the number of ordinary shares issuable upon the conversion of the April 2026 Notes, 2027 Notes and December 2026 Notes, which were anti-dilutive and excluded from the computation of diluted net loss per share, were 1,271,196 shares, 56,329 shares, 17,347,182 shares, 8,280,834 shares and 4,839,195 shares, respectively.

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2021, 2022 and 2023:

	For the Year Ended December 31,
	2021	2022	2023
	RMB in thousands, except for share and per share data
Numerator:
Net loss	(6,808,739)	(7,507,653)	(4,811,713)
Net loss/(income) attributable to noncontrolling interests	19,511	10,640	(10,608)

Net loss attributable to Bilibili Inc.’s shareholders for basic/dilutive net loss per share calculation	(6,789,228)	(7,497,013)	(4,822,321)

Denominator:
Weighted average number of ordinary shares outstanding, basic	379,898,121	394,863,584	413,210,271
Weighted average number of ordinary shares outstanding, diluted	379,898,121	394,863,584	413,210,271
Net loss per share, basic	(17.87)	(18.99)	(11.67)
Net loss per share, diluted	(17.87)	(18.99)	(11.67)